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February 26, 1997

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

    RE:  Columbia Real Estate Equity Fund, Inc.
         File Nos. 33-73540, CIK 0000916900

    Pursuant to Rule 497(j) under the Securities Act of 1933, the Registration certifies that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, would not have differed from those contained in the Post-Effective Amendment to the Registration Statement on Form N-1A for the above Registrant as filed electronically with the Securities and Exchange Commission on February 24, 1997.

    Any questions regarding this transmission can be directed to Jeff Curtis at
(503) 795-6441.

                                       Sincerely,

                                       Columbia Real Estate Equity Fund, Inc.


                                       George L. Hanseth
                                       Senior Vice President